Schedule of Investments
(unaudited)
June 30, 2025
BlackRock Sustainable Total Return Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Pa r (000) Value
Asset-Backed Securities
Cayman Islands — 5.2%
(a)(b)
AGL Core CLO 4 Ltd., Series 2020-4A,
Class AR2, (3-mo. CME Term SOFR
at 1.38% Floor + 1.38%), 5.65%,
10/20/37 ................. USD 250 $ 251,027
Anchorage Capital CLO 8 Ltd., Series
2016-8A, Class BR2, (3-mo. CME
Term SOFR at 1.80% Floor +
2.06%), 6.34%, 10/27/34 ....... 250 251,432
Bridge Street CLO II Ltd., Series 2021-
1A, Class A1A, (3-mo. CME Term
SOFR at 1.23% Floor + 1.49%),
5.76%, 07/20/34 ............ 250 250,369
CIFC Funding Ltd.
Series 2015-4A, Class A1A2, (3-mo.
CME Term SOFR at 1.33% Floor
+ 1.33%), 5.60%, 04/20/34 ... 250 250,533
Series 2020-3A, Class A1R, (3-mo.
CME Term SOFR at 1.39% Floor
+ 1.39%), 5.66%, 10/20/34 ... 250 250,250
LCM 36 Ltd., Series 36A, Class A1R,
(3-mo. CME Term SOFR at 1.07%
Floor + 1.07%), 5.33%, 01/15/34 . 250 250,140
Madison Park Funding XIX Ltd., Series
2015-19A, Class AR3, (3-mo.
CME Term SOFR at 1.60% Floor +
1.60%), 5.87%, 01/22/37 ....... 250 251,199
Palmer Square CLO Ltd., Series 2021-
3A, Class A1, (3-mo. CME Term
SOFR at 1.41% Floor + 1.41%),
5.67%, 01/15/35 ............ 250 250,638
Shackleton 2013-IV-R CLO Ltd., Series
2013-4RA, Class A1A, (3-mo.
CME Term SOFR at 1.26% Floor +
1.26%), 5.50%, 04/13/31 ....... 77 76,771
Trimaran CAVU Ltd., Series 2021-2A,
Class D1, (3-mo. CME Term SOFR
at 3.25% Floor + 3.51%), 7.79%,
10/25/34 ................. 250 252,708
2,335,067
Ireland — 0.2%
Prodigy Finance DAC, Series 2021-1A,
Class A, (1-mo. CME Term SOFR
at 0.00% Floor + 1.36%), 5.68%,
07/25/51
(a) (b)
............... 73 73,013
United States — 5.0%
BDS LLC, Series 2024-FL13, Class A,
(1-mo. CME Term SOFR at 1.58%
Floor + 1.58%), 5.89%, 09/19/39
(a) (b)
100 100,017
Diameter Capital CLO 1 Ltd., Series
2021-1A, Class A1R, (3-mo. CME
Term SOFR at 1.39% Floor +
1.39%), 5.65%, 10/15/37
(a) (b)
.... 250 251,180
GoodLeap Home Improvement
Solutions Trust
(a)
Series 2024-1A, Class A, 5.35%,
10/20/46 ............... 28 28,643
Series 2025-1A, Class A, 5.38%,
02/20/49 ............... 33 32,916
Home Partners of America Trust, Series
2021-2, Class F, 3.80%, 12/17/26
(a)
480 462,248
Legacy Mortgage Asset Trust, Series
2019-SL2, Class M, 4.25%,
02/25/59
(a) (b)
............... 227 212,457
Security
Par (000)
Par (000) Value
United States (continued)
Long Beach Mortgage Loan Trust,
Series 2006-2, Class 1A, (1-mo.
CME Term SOFR at 0.36% Floor +
0.47%), 4.79%, 03/25/46
(b)
..... USD 111 $ 86,558
Mariner Finance issuance Trust,
Series 2024-BA, Class A, 4.91%,
11/20/38
(a)
................ 100 101,086
Navient Private Education Loan Trust,
Series 2015-AA, Class A3, (1-mo.
CME Term SOFR at 0.00% Floor +
1.81%), 6.13%, 11/15/30
(a) (b)
.... 18 17,627
Navient Private Education Refi Loan
Trust, Series 2024-A, Class A,
5.66%, 10/15/72
(a)
........... 74 75,416
Progress Residential Trust, Series
2021-SFR10, Class F, 4.61%,
12/17/40
(a)
................ 426 413,774
Ready Capital Mortgage Financing
LLC, Series 2023-FL11, Class A,
(1-mo. CME Term SOFR at 2.37%
Floor + 2.37%), 6.69%, 10/25/39
(a) (b)
16 16,461
Redwood Funding Trust, Series 2023-1,
Class A, 7.50%, 07/25/59
(a) (c)
.... 72 71,935
Regional Management Issuance Trust
(a)
Series 2021-1, Class A, 1.68%,
03/17/31 ............... 4 4,291
Series 2021-2, Class A, 1.90%,
08/15/33 ............... 100 95,195
Republic Finance Issuance Trust,
Series 2024-B, Class A, 5.42%,
11/20/37
(a)
................ 100 101,485
Sesac Finance LLC, Series 2019-1,
Class A2, 5.22%, 07/25/49
(a)
.... 47 46,913
SMB Private Education Loan Trust,
Series 2021-A, Class B, 2.31%,
01/15/53
(a)
................ 64 61,837
SoFi Consumer Loan Program Trust,
Series 2025-1, Class A, 4.80%,
02/27/34
(a)
................ 78 78,519
Subway Funding LLC, Series 2024-1A,
Class A2II, 6.27%, 07/30/54
(a)
... 30 30,580
2,289,138
Total Asset-Backed Securities — 10.4%
(Cost: $ 4,671,885 ) .............................. 4,697,218
Corporate Bonds
Belgium — 0.5%
KBC Group NV , (3-mo. EURIBOR +
0.72%), 0.38% , 06/16/27
(b) (d)
.... EUR 200 231,294
Canada — 0.3%
Algonquin Power & Utilities Corp. ,
5.37% , 06/15/26
(c)
........... USD 4 4,021
Enbridge, Inc. , 5.70% , 03/08/33 .... 20 20,736
Rogers Communications, Inc. , 5.30% ,
02/15/34 ................. 119 119,126
143,883
France — 1.6%
(d)
Banque Federative du Credit Mutuel SA
0.10% , 10/08/27 ............ EUR 100 111,886
4.13% , 09/18/30 ............ 100 124,361
4.13% , 09/18/30 ............ 100 124,362

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Sustainable Total Return Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
France (continued)
Societe Generale SA , (3-mo. EURIBOR
+ 1.45%), 3.75% , 07/15/31
(b)
.... EUR 300 $ 358,441
719,050
Germany — 1.6%
(d)
E.ON SE , 1.00% , 10/07/25 ....... 100 117,389
EnBW International Finance BV , 3.75% ,
11/20/35 .................. 100 118,051
Eurogrid GmbH , 3.92% , 02/01/34 ... 200 240,639
Traton Finance Luxembourg SA ,
3.75% , 03/27/30 ............ 200 239,955
Volkswagen Financial Services AG ,
3.88% , 09/10/30 ............ 19 22,912
738,946
Netherlands — 0.1%
NXP BV , 5.55% , 12/01/28 ........ USD 50 51,587
Switzerland — 0.5%
UBS AG , 0.01% , 06/29/26
(d)
....... EUR 200 230,517
United Kingdom — 0.3%
British Telecommunications plc , 3.75% ,
01/03/35
(d)
................ 100 117,110
United States — 24.6%
AbbVie, Inc. , 5.05% , 03/15/34 ..... USD 4 4,073
Advanced Micro Devices, Inc. , 4.39% ,
06/01/52 ................. 8 6,707
AEP Texas, Inc.
3.95% , 06/01/28 ............ 104 102,777
5.25% , 05/15/52 ............ 22 19,829
Agilent Technologies, Inc. , 4.20% ,
09/09/27 ................. 18 17,993
Alphabet, Inc. , 5.30% , 05/15/65 .... 15 14,687
American International Group, Inc. ,
4.75% , 04/01/48 ............ 8 7,099
American Tower Corp.
3.80% , 08/15/29 ............ 181 175,980
1.88% , 10/15/30 ............ 83 72,147
5.65% , 03/15/33 ............ 10 10,422
5.55% , 07/15/33 ............ 74 76,334
Amgen, Inc.
1.65% , 08/15/28 ............ 190 175,626
5.65% , 03/02/53 ............ 12 11,717
5.75% , 03/02/63 ............ 11 10,694
AppLovin Corp.
5.13% , 12/01/29 ............ 84 85,093
5.38% , 12/01/31 ............ 165 167,900
5.95% , 12/01/54 ............ 113 110,359
AS Mileage Plan IP Ltd. , 5.31% ,
10/20/31
(a)
................ 236 232,178
AT&T, Inc.
4.75% , 05/15/46 ............ 36 31,412
4.50% , 03/09/48 ............ 64 53,263
3.50% , 09/15/53 ............ 41 27,751
3.80% , 12/01/57 ............ 10 6,997
3.65% , 09/15/59 ............ 88 59,040
Baltimore Gas & Electric Co.
3.50% , 08/15/46 ............ 14 10,273
5.65% , 06/01/54 ............ 3 2,973
Bank of America Corp.
(b)
(1-day SOFR + 1.99%), 6.20% ,
11/10/28 ............... 213 221,665
(3-mo. CME Term SOFR + 1.44%),
3.19% , 07/23/30 .......... 10 9,519
Security
Par (000)
Par (000) Value
United States (continued)
Series FIX , (1-day SOFR + 1.00%),
5.16% , 01/24/31 .......... USD 87 $ 89,171
(1-day SOFR + 1.83%), 4.57% ,
04/27/33 ............... 130 127,929
(3-mo. CME Term SOFR + 3.41%),
4.08% , 03/20/51 .......... 16 12,706
(1-day SOFR + 1.56%), 2.97% ,
07/21/52 ............... 16 10,341
Berry Global, Inc. , 5.65% , 01/15/34 .. 14 14,448
Block, Inc. , 3.50% , 06/01/31 ...... 4 3,669
Blue Owl Capital Corp. , 5.95% ,
03/15/29 ................. 21 21,108
Blue Owl Credit Income Corp. , 6.65% ,
03/15/31 ................. 7 7,200
Broadcom, Inc.
4.15% , 11/15/30 ............ 122 120,047
5.20% , 04/15/32 ............ 20 20,566
4.30% , 11/15/32 ............ 30 29,100
2.60% , 02/15/33
(a)
........... 26 22,239
3.42% , 04/15/33
(a)
........... 53 48,067
3.47% , 04/15/34
(a)
........... 29 25,906
4.80% , 10/15/34 ............ 217 214,378
Cameron LNG LLC , 3.30% , 01/15/35
(a)
223 191,179
Caterpillar, Inc. , 3.25% , 04/09/50 ... 23 16,041
CenterPoint Energy Houston Electric
LLC , Series AE , 2.35% , 04/01/31 . 5 4,444
Charter Communications Operating
LLC
4.80% , 03/01/50 ............ 70 56,005
3.70% , 04/01/51 ............ 29 19,317
3.90% , 06/01/52 ............ 31 21,276
5.25% , 04/01/53 ............ 3 2,549
4.40% , 12/01/61 ............ 16 11,219
3.95% , 06/30/62 ............ 66 42,525
5.50% , 04/01/63 ............ 18 15,220
Cheniere Energy, Inc. , 5.65% , 04/15/34 218 223,271
Citigroup, Inc.
(b)
(1-day SOFR + 1.14%), 4.64% ,
05/07/28 ............... 55 55,146
(3-mo. EURIBOR + 1.25%), 3.71% ,
09/22/28
(d)
.............. EUR 100 121,077
(1-day SOFR + 1.34%), 4.54% ,
09/19/30 ............... USD 99 98,551
(1-day SOFR + 1.18%), 2.52% ,
11/03/32 ............... 53 46,340
(1-day SOFR + 1.94%), 3.79% ,
03/17/33 ............... 37 34,587
(1-day SOFR + 2.09%), 4.91% ,
05/24/33 ............... 4 3,991
(1-day SOFR + 1.45%), 5.45% ,
06/11/35 ............... 42 42,900
(1-day SOFR + 1.47%), 5.33% ,
03/27/36 ............... 25 25,196
Comcast Corp.
4.65% , 02/15/33 ............ 106 105,341
2.99% , 11/01/63 ............ 25 14,057
CVS Health Corp. , 4.78% , 03/25/38 . 47 43,133
Deere & Co. , 3.75% , 04/15/50 ..... 6 4,660
Dell International LLC , 5.40% , 04/15/34 3 3,055
Dominion Energy, Inc.
(b)
Series B , (5-Year US Treasury Yield
Curve Rate T Note Constant
Maturity + 2.51%), 7.00% ,
06/01/54 ............... 51 54,720

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Sustainable Total Return Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
2.21%), 6.63% , 05/15/55 .... USD 8 $ 8,119
DR Horton, Inc. , 5.00% , 10/15/34 ... 77 76,126
Ecolab, Inc. , 2.75% , 08/18/55 ..... 26 15,495
Edison International
5.25% , 11/15/28 ............ 21 20,786
6.95% , 11/15/29 ............ 16 16,632
6.25% , 03/15/30 ............ 10 10,157
5.25% , 03/15/32 ............ 15 14,229
Elevance Health, Inc.
4.55% , 03/01/48 ............ 29 24,168
6.10% , 10/15/52 ............ 3 3,057
5.13% , 02/15/53 ............ 6 5,357
Equinix, Inc.
1.80% , 07/15/27 ............ 375 357,465
2.50% , 05/15/31 ............ 213 188,714
3.90% , 04/15/32 ............ 65 61,563
Eversource Energy , 5.45% , 03/01/28 . 7 7,181
Extra Space Storage LP
2.35% , 03/15/32 ............ 45 38,180
5.40% , 06/15/35 ............ 25 25,135
FactSet Research Systems, Inc. ,
3.45% , 03/01/32 ............ 13 11,851
FirstEnergy Transmission LLC
5.00% , 01/15/35 ............ 80 79,139
4.55% , 04/01/49
(a)
........... 119 100,865
FNB Corp. , (SOFR Index + 1.93%),
5.72% , 12/11/30
(b)
........... 18 18,102
Gartner, Inc.
(a)
4.50% , 07/01/28 ............ 137 135,572
3.63% , 06/15/29 ............ 281 267,166
General Motors Financial Co., Inc. ,
1.25% , 01/08/26 ............ 595 584,064
Global Payments, Inc. , 5.95% , 08/15/52 7 6,729
Goldman Sachs Group, Inc. (The)
(1-day SOFR + 1.51%), 4.39% ,
06/15/27
(b)
.............. 362 361,456
(1-day SOFR + 1.32%), 4.94% ,
04/23/28
(b)
.............. 90 90,702
(1-day SOFR + 1.25%), 2.38% ,
07/21/32
(b)
.............. 51 44,541
(1-day SOFR + 1.26%), 2.65% ,
10/21/32
(b)
.............. 56 49,484
(1-day SOFR + 1.41%), 3.10% ,
02/24/33
(b)
.............. 75 67,504
(1-day SOFR + 1.95%), 6.56% ,
10/24/34
(b)
.............. 46 50,863
(1-day SOFR + 1.55%), 5.85% ,
04/25/35
(b)
.............. 51 53,483
(3-mo. CME Term SOFR + 1.69%),
4.41% , 04/23/39
(b)
......... 6 5,409
6.25% , 02/01/41 ............ 3 3,207
(1-day SOFR + 1.51%), 3.21% ,
04/22/42
(b)
.............. 6 4,487
(1-day SOFR + 1.47%), 2.91% ,
07/21/42
(b)
.............. 1 716
(1-day SOFR + 1.58%), 5.56% ,
11/19/45
(b)
.............. 48 47,258
HCA, Inc.
5.00% , 03/01/28 ............ 10 10,149
3.50% , 09/01/30 ............ 283 267,614
5.45% , 04/01/31 ............ 104 107,238
6.20% , 03/01/55 ............ 35 35,249
6.10% , 04/01/64 ............ 66 64,364
Ingersoll Rand, Inc. , 5.31% , 06/15/31 4 4,147
Security
Par (000)
Par (000) Value
United States (continued)
Intel Corp. , 4.10% , 05/11/47 ....... USD 3 $ 2,247
Jersey Central Power & Light Co. ,
5.10% , 01/15/35 ............ 10 9,970
JPMorgan Chase & Co.
(b)
(1-day SOFR + 1.13%), 5.00% ,
07/22/30 ............... 155 157,830
(1-day SOFR + 1.01%), 5.14% ,
01/24/31 ............... 25 25,637
(3-mo. CME Term SOFR + 3.79%),
4.49% , 03/24/31 .......... 63 62,921
(1-day SOFR + 1.44%), 5.10% ,
04/22/31 ............... 45 46,116
(3-mo. CME Term SOFR + 1.25%),
2.58% , 04/22/32 .......... 202 180,401
(1-day SOFR + 1.49%), 5.77% ,
04/22/35 ............... 25 26,265
(1-day SOFR + 1.46%), 5.29% ,
07/22/35 ............... 63 64,110
(3-mo. CME Term SOFR + 1.64%),
3.96% , 11/15/48 .......... 5 3,998
(1-day SOFR + 2.44%), 3.11% ,
04/22/51 ............... 5 3,364
(1-day SOFR + 1.58%), 3.33% ,
04/22/52 ............... 135 94,589
Juniper Networks, Inc. , 3.75% ,
08/15/29 ................. 16 15,547
Lam Research Corp. , 3.13% , 06/15/60 8 4,983
Lowe's Cos., Inc. , 2.80% , 09/15/41 .. 21 14,671
Marriott International, Inc.
5.30% , 05/15/34 ............ 3 3,036
5.35% , 03/15/35 ............ 4 4,033
Meta Platforms, Inc. , 5.75% , 05/15/63 108 109,172
MidAmerican Energy Co. , 5.85% ,
09/15/54 ................. 17 17,496
Moody's Corp. , 3.25% , 01/15/28 .... 5 4,895
Morgan Stanley
(b)
(1-day SOFR + 1.38%), 4.99% ,
04/12/29 ............... 20 20,291
(1-day SOFR + 1.11%), 5.23% ,
01/15/31 ............... 25 25,592
(1-day SOFR + 1.51%), 5.19% ,
04/17/31 ............... 36 36,905
(1-day SOFR + 1.29%), 2.94% ,
01/21/33 ............... 7 6,248
(1-day SOFR + 1.71%), 5.52% ,
11/19/55 ............... 197 192,514
Motorola Solutions, Inc. , 5.60% ,
06/01/32 ................. 2 2,083
MSCI, Inc. , 4.00% , 11/15/29
(a)
..... 7 6,774
Newmont Corp. , 2.80% , 10/01/29 ... 5 4,731
NiSource, Inc.
5.35% , 04/01/34 ............ 4 4,067
5.85% , 04/01/55 ............ 5 4,947
NNN REIT, Inc. , 3.50% , 04/15/51 ... 8 5,486
Norfolk Southern Corp. , 4.15% ,
02/28/48 ................. 2 1,613
NRG Energy, Inc.
(a)
4.45% , 06/15/29 ............ 83 81,658
7.00% , 03/15/33 ............ 212 232,711
Ohio Power Co.
Series P , 2.60% , 04/01/30 ...... 5 4,602
Series Q , 1.63% , 01/15/31 ..... 20 16,977
5.00% , 06/01/33 ............ 13 12,940
Series R , 2.90% , 10/01/51 ..... 37 22,592
Omnicom Group, Inc. , 3.60% , 04/15/26 11 10,917
ONEOK, Inc. , 5.65% , 09/01/34 ..... 51 51,643

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Sustainable Total Return Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Oracle Corp.
4.00% , 11/15/47 ............ USD 4 $ 3,062
3.60% , 04/01/50 ............ 78 54,549
5.55% , 02/06/53 ............ 12 11,284
4.38% , 05/15/55 ............ 34 26,613
6.00% , 08/03/55 ............ 42 41,929
5.50% , 09/27/64 ............ 17 15,483
6.13% , 08/03/65 ............ 135 135,136
Otis Worldwide Corp. , 5.25% , 08/16/28 6 6,176
Owens Corning , 3.95% , 08/15/29 ... 6 5,882
Pacific Gas & Electric Co.
4.95% , 07/01/50 ............ 45 36,270
3.50% , 08/01/50 ............ 123 78,866
6.75% , 01/15/53 ............ 11 11,068
5.90% , 10/01/54 ............ 10 9,066
Paramount Global
4.38% , 03/15/43 ............ 19 13,987
5.85% , 09/01/43 ............ 9 7,833
5.25% , 04/01/44 ............ 5 3,980
4.90% , 08/15/44 ............ 3 2,314
4.60% , 01/15/45 ............ 2 1,480
Paychex, Inc. , 5.60% , 04/15/35 .... 20 20,673
PECO Energy Co.
3.90% , 03/01/48 ............ 7 5,461
2.85% , 09/15/51 ............ 29 18,262
4.60% , 05/15/52 ............ 26 22,237
Pfizer Investment Enterprises Pte. Ltd.
4.75% , 05/19/33 ............ 3 2,991
5.30% , 05/19/53 ............ 28 26,432
PG&E Corp.
5.25% , 07/01/30 ............ 118 112,412
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.88%), 7.38% , 03/15/55
(b)
... 45 42,616
Piedmont Natural Gas Co., Inc. , 2.50% ,
03/15/31 ................. 11 9,791
Public Service Co. of New Hampshire ,
5.15% , 01/15/53 ............ 3 2,775
Public Service Electric & Gas Co. ,
3.70% , 05/01/28 ............ 8 7,930
Realty Income Corp. , 5.13% , 04/15/35 5 5,006
Republic Services, Inc. , 3.95% ,
05/15/28 ................. 7 6,971
RPM International, Inc. , 2.95% ,
01/15/32 ................. 7 6,172
Ryder System, Inc. , 4.30% , 06/15/27 11 11,007
San Diego Gas & Electric Co.
4.15% , 05/15/48 ............ 6 4,660
5.35% , 04/01/53 ............ 8 7,471
5.55% , 04/15/54 ............ 2 1,924
Solventum Corp. , 6.00% , 05/15/64 .. 17 16,850
Southern California Edison Co.
5.30% , 03/01/28 ............ 95 96,208
5.65% , 10/01/28 ............ 10 10,243
2.85% , 08/01/29 ............ 18 16,656
2.25% , 06/01/30 ............ 54 47,409
5.95% , 11/01/32 ............ 75 76,965
Sprint LLC , 7.63% , 03/01/26 ...... 70 70,672
Synchrony Financial
(SOFR Index + 2.13%), 5.94% ,
08/02/30
(b)
.............. 20 20,550
(1-day SOFR + 1.68%), 5.45% ,
03/06/31
(b)
.............. 45 45,392
2.88% , 10/28/31 ............ 87 75,485
7.25% , 02/02/33 ............ 103 107,773
Security
Par (000)
Par (000) Value
United States (continued)
System Energy Resources, Inc. , 5.30% ,
12/15/34 ................. USD 2 $ 1,977
Texas Instruments, Inc. , 4.15% ,
05/15/48 ................. 7 5,768
T-Mobile USA, Inc.
4.75% , 02/01/28 ............ 694 693,868
3.88% , 04/15/30 ............ 5 4,856
5.13% , 05/15/32 ............ 4 4,079
5.20% , 01/15/33 ............ 6 6,112
Toyota Motor Credit Corp. , 4.55% ,
08/09/29 ................. 5 5,040
Uber Technologies, Inc. , 5.35% ,
09/15/54 ................. 18 16,790
Union Pacific Corp. , 3.55% , 05/20/61 40 26,816
VeriSign, Inc. , 5.25% , 06/01/32 .... 10 10,191
Verizon Communications, Inc.
3.88% , 02/08/29 ............ 27 26,663
4.50% , 08/10/33 ............ 14 13,609
4.40% , 11/01/34 ............ 34 32,268
5.25% , 04/02/35 ............ 10 10,083
5.40% , 07/02/37
(a)
........... 120 120,724
Waste Management, Inc. , 4.15% ,
04/15/32 ................. 3 2,936
Wells Fargo & Co.
(1-day SOFR + 2.53%), 3.07% ,
04/30/41
(b)
.............. 6 4,534
3.90% , 05/01/45 ............ 11 8,739
(3-mo. CME Term SOFR + 4.50%),
5.01% , 04/04/51
(b)
......... 48 43,705
(1-day SOFR + 2.13%), 4.61% ,
04/25/53
(b)
.............. 31 26,418
11,116,626
Total Corporate Bonds — 29.5%
(Cost: $ 13,231,339 ) .............................. 13,349,013
Foreign Agency Obligations
Italy — 0.3%
ACEA SpA , 0.00% , 09/28/25
(d)
..... EUR 100 117,204
Supranational — 0.8%
European Union
(d)
2.50% , 10/04/52 ............ 170 155,652
Series NGEU , 3.00% , 03/04/53 .. 229 231,316
386,968
Total Foreign Agency Obligations — 1.1%
(Cost: $ 479,359 ) ................................ 504,172
Foreign Government Obligations
Belgium — 0.2%
Kingdom of Belgium , 3.30% ,
06/22/54
(a) (d)
............... 90 94,368
Brazil — 0.5%
Federative Republic of Brazil
10.00% , 01/01/29 ........... BRL —
(e)
50,667
10.00% , 01/01/35 ........... 1 155,708
206,375
Colombia — 0.1%
Republic of Colombia , 6.25% , 07/09/36 COP 433,100 68,338

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Sustainable Total Return Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Germany — 0.2%
Federal Republic of Germany , 2.50% ,
08/15/54
(d)
................ EUR 75 $ 78,502
Italy — 0.7%
Buoni Poliennali del Tesoro , 3.65% ,
08/01/35
(a) (d)
............... 270 323,840
Japan — 0.4%
Japan Government Bond
2.30% , 12/20/54 ............ JPY 17,550 109,414
2.40% , 03/20/55 ............ 8,100 51,614
161,028
Mexico — 0.4%
United Mexican States , 2.66% ,
05/24/31 ................. USD 200 172,950
Panama — 0.4%
Republic of Panama , 3.88% , 03/17/28 200 194,000
Peru — 0.0%
Republic of Peru , 3.55% , 03/10/51 .. 35 24,010
Philippines — 0.4%
Republic of Philippines , 3.00% ,
02/01/28 ................. 200 193,200
United Kingdom — 0.1%
U.K. Treasury Bonds , 4.38% ,
07/31/54
(d)
................ GBP 22 26,438
Uruguay — 0.0%
Oriental Republic of Uruguay , 5.10% ,
06/18/50 ................. USD 25 23,050
Total Foreign Government Obligations — 3.4%
(Cost: $ 1,629,273 ) .............................. 1,566,099
Municipal Bonds
California - 0 .3%
Bay Area Toll Authority , Series 2010S-1 ,
RB , 7.04% , 04/01/50 ......... 20 22,907
Los Angeles Community College
District , Series 2010E , GO ,
6.60% , 08/01/42 ............ 5 5,306
State of California , Series 2018 , GO ,
4.60% , 04/01/38 ............ 70 71,161
University of California , Series 2012AD ,
RB , 4.86% , 05/15/2112 ........ 15 12,587
111,961
Illinois - 0 .1%
State of Illinois , Series 2003 , GO ,
5.10% , 06/01/33 ............ 35 34,982
New Jersey - 0.0%
New Jersey Turnpike Authority , Series
2009F , RB , 7.41% , 01/01/40 .... 8 9,551
New York - 0 .1%
Metropolitan Transportation Authority ,
Series 2010A , RB , 6.67% , 11/15/39 10 10,762
New York City Municipal Water Finance
Authority , Series 2010EE , RB ,
6.01% , 06/15/42 ............ 5 5,184
Security
Par (000)
Par (000) Value
New York (continued)
Port Authority of New York & New
Jersey
Series 2011-168 , RB ,
4.93% , 10/01/51 .......... USD 15 $ 13,829
Series 2014-181 , RB ,
4.96% , 08/01/46 .......... 10 9,358
39,133
Ohio - 0.0%
American Municipal Power, Inc. , Series
2010A , RB , 8.08% , 02/15/50 .... 10 12,700
Texas - 0.0%
City of San Antonio Electric & Gas
Systems , Series 2010A , RB ,
5.81% , 02/01/41 ............ 10 10,078
State of Texas , Series 2009A , GO ,
5.52% , 04/01/39 ............ 15 15,436
25,514
Total Municipal Bonds — 0.5%
(Cost: $ 284,261 ) ................................ 233,841
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 1 .9%
United States — 1.9%
Alternative Loan Trust
(b)
Series 2006-OA6, Class 1A1A, (1-
mo. CME Term SOFR at 0.42%
Floor + 0.53%), 4.85%, 07/25/46 14 12,868
Series 2006-OC10, Class 2A3, (1-
mo. CME Term SOFR at 0.46%
Floor + 0.57%), 4.89%, 11/25/36 185 159,685
Angel Oak Mortgage Trust, Series
2023-1, Class A1, 4.75%,
09/26/67
(a) (c)
............... 79 78,776
AOMT, Series 2024-6, Class A3,
4.65%, 11/25/67
(a) (c)
.......... 46 44,696
Barclays Mortgage Loan Trust, Series
2025-NQM1, Class A1, 5.66%,
01/25/65
(a) (c)
............... 96 96,421
CFMT LLC, Series 2024-HB15, Class
M2, 4.00%, 08/25/34
(a) (b)
....... 100 95,926
CIM Trust, Series 2025-I1, Class A1,
5.65%, 10/25/69
(a) (c)
.......... 134 134,917
Cross Mortgage Trust, Series 2025-H2,
Class M1, 6.13%, 03/25/70
(a) (b)
... 100 100,190
RFMSI Trust, Series 2007-SA4, Class
3A1, 5.83%, 10/25/37
(b)
........ 112 68,763
Verus Securitization Trust, Series 2021-
3, Class B1, 3.20%, 06/25/66
(a) (b)
. 100 71,209
863,451
Commercial Mortgage-Backed Securities — 6 .0%
United States — 6.0%
1211 Avenue of the Americas Trust,
Series 2015-1211, Class A1A2,
3.90%, 08/10/35
(a)
........... 250 239,065
Ares Commercial Mortgage Trust,
Series 2024-IND, Class A, (1-mo.
CME Term SOFR at 1.69% Floor +
1.69%), 6.00%, 07/15/41
(a) (b)
.... 22 22,034
ARES1, Series 2024-IND2, Class A,
(1-mo. CME Term SOFR at 1.44%
Floor + 1.44%), 5.75%, 10/15/34
(a) (b)
30 30,028

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Sustainable Total Return Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Atrium Hotel Portfolio Trust, Series
2024-ATRM, Class A, 5.59%,
11/10/29
(a) (b)
............... USD 10 $ 10,197
BAHA Trust
(a)(b)
Series 2024-MAR, Class A, 6.17%,
12/10/41 ............... 66 68,325
Series 2024-MAR, Class B, 7.07%,
12/10/41 ............... 11 11,495
Series 2024-MAR, Class C, 7.77%,
12/10/41 ............... 27 28,173
BAMLL Trust
(a)(b)
Series 2024-BHP, Class A, (1-mo.
CME Term SOFR at 2.35% Floor
+ 2.35%), 6.66%, 08/15/39 ... 10 10,050
Series 2025-ASHF, Class A, (1-mo.
CME Term SOFR at 1.85% Floor
+ 1.85%), 6.16%, 02/15/42 ... 14 14,000
Series 2025-ASHF, Class E, (1-mo.
CME Term SOFR at 5.25% Floor
+ 5.25%), 9.56%, 02/15/42 ... 12 11,923
BANK, Series 2022-BNK41, Class A4,
3.92%, 04/15/65
(b)
........... 80 75,110
BBCMS Mortgage Trust
(a)(b)
Series 2018-TALL, Class A, (1-mo.
CME Term SOFR at 0.87% Floor
+ 0.92%), 5.23%, 03/15/37 ... 15 14,177
Series 2018-TALL, Class B, (1-mo.
CME Term SOFR at 1.12% Floor
+ 1.17%), 5.48%, 03/15/37 ... 25 23,006
BFLD Commercial Mortgage Trust,
Series 2024-UNIV, Class A, (1-mo.
CME Term SOFR at 1.49% Floor +
1.49%), 5.80%, 11/15/41
(a) (b)
.... 10 10,013
BMP, Series 2024-MF23, Class E,
(1-mo. CME Term SOFR at 3.39%
Floor + 3.39%), 7.70%, 06/15/41
(a) (b)
10 9,968
BX Commercial Mortgage Trust
(a)(b)
Series 2022-LP2, Class A, (1-mo.
CME Term SOFR at 1.01% Floor
+ 1.01%), 5.32%, 02/15/39 ... 32 31,764
Series 2024-BRBK, Class A, (1-mo.
CME Term SOFR at 2.88% Floor
+ 2.88%), 7.19%, 10/15/41 ... 11 11,068
Series 2024-KING, Class A, (1-mo.
CME Term SOFR at 1.54% Floor
+ 1.54%), 5.85%, 05/15/34 ... 103 102,649
Series 2024-MDHS, Class A, (1-mo.
CME Term SOFR at 1.64% Floor
+ 1.64%), 5.95%, 05/15/41 ... 76 76,136
Series 2024-PURE, Class A,
(CAONREPO at 1.90% Floor +
1.90%), 4.65%, 11/15/41 ..... CAD 3 2,226
BX Trust
(a)(b)
Series 2022-IND, Class A, (1-mo.
CME Term SOFR at 1.49% Floor
+ 1.49%), 5.80%, 04/15/37 ... USD 35 34,970
Series 2024-VLT4, Class A, (1-mo.
CME Term SOFR at 1.49% Floor
+ 1.49%), 5.80%, 07/15/29 ... 30 29,991
Series 2024-VLT4, Class E, (1-mo.
CME Term SOFR at 2.89% Floor
+ 2.89%), 7.20%, 07/15/29 ... 10 9,944
Series 2024-VLT4, Class F, (1-mo.
CME Term SOFR at 3.94% Floor
+ 3.94%), 8.25%, 07/15/29 ... 30 29,895
Security
Par (000)
Par (000) Value
United States (continued)
Series 2025-ROIC, Class E, (1-mo.
CME Term SOFR at 2.94% Floor
+ 2.94%), 7.25%, 03/15/30 ... USD 24 $ 23,521
BXP Trust, Series 2017-GM, Class D,
3.54%, 06/13/39
(a) (b)
.......... 45 42,715
Commercial Mortgage Trust
(a)(b)
Series 2013-300P, Class D, 4.54%,
08/10/30 ............... 25 24,058
Series 2024-WCL1, Class A, (1-mo.
CME Term SOFR at 1.84% Floor
+ 1.84%), 6.15%, 06/15/41 ... 11 10,996
Series 2024-WCL1, Class B, (1-mo.
CME Term SOFR at 2.59% Floor
+ 2.59%), 6.90%, 06/15/41 ... 10 9,959
Series 2024-WCL1, Class E, (1-mo.
CME Term SOFR at 4.49% Floor
+ 4.49%), 8.80%, 06/15/41 ... 10 9,909
CONE Trust
(a)(b)
Series 2024-DFW1, Class A, (1-mo.
CME Term SOFR at 1.64% Floor
+ 1.64%), 5.95%, 08/15/41 ... 150 149,435
Series 2024-DFW1, Class E, (1-mo.
CME Term SOFR at 3.89% Floor
+ 3.89%), 8.20%, 08/15/41 ... 22 21,833
CSTL Commercial Mortgage Trust,
Series 2024-GATE, Class A, 4.92%,
11/10/41
(a) (b)
............... 10 9,992
ELM Trust, Series 2024-ELM, Class
E10, 8.05%, 06/10/39
(a) (b)
...... 20 20,054
EQT Trust, Series 2024-EXTR, Class A,
5.33%, 07/05/41
(a) (b)
.......... 10 10,223
Fashion Show Mall LLC, Series 2024-
SHOW, Class A, 5.27%, 10/10/41
(a) (b)
10 10,099
Grace Trust, Series 2020-GRCE, Class
D, 2.77%, 12/10/40
(a) (b)
........ 250 214,860
Great Wolf Trust, Series 2024-WLF2,
Class A, (1-mo. CME Term SOFR +
1.69%), 6.00%, 05/15/41
(a) (b)
.... 100 100,253
GS Mortgage Securities Corp. Trust
(a)(b)
Series 2021-DM, Class A, (1-mo.
CME Term SOFR at 0.89% Floor
+ 1.00%), 5.31%, 11/15/36 ... 45 44,663
Series 2024-RVR, Class E, 7.72%,
08/10/41 ............... 10 9,947
HIH Trust, Series 2024-61P, Class A,
(1-mo. CME Term SOFR at 1.84%
Floor + 1.84%), 6.15%, 10/15/41
(a) (b)
10 9,859
HILT Commercial Mortgage Trust,
Series 2024-ORL, Class C, (1-mo.
CME Term SOFR at 2.44% Floor +
2.44%), 6.75%, 05/15/37
(a) (b)
.... 20 19,988
HLTN Commercial Mortgage Trust,
Series 2024-DPLO, Class A, (1-mo.
CME Term SOFR at 1.64% Floor +
1.64%), 5.95%, 06/15/41
(a) (b)
.... 10 10,006
INV Mortgage Trust, Series 2024-IND,
Class A, (1-mo. CME Term SOFR
at 1.74% Floor + 1.74%), 6.05%,
11/15/41
(a) (b)
............... 18 17,990
J.P. Morgan Chase Commercial
Mortgage Securities Trust
(a)(b)
Series 2021-MHC, Class D, (1-mo.
CME Term SOFR at 1.70% Floor
+ 2.06%), 6.38%, 04/15/38 ... 250 250,156
Series 2024-IGLG, Class A, 5.35%,
11/09/39 ............... 10 10,077

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Sustainable Total Return Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Series 2024-IGLG, Class E, 7.50%,
11/09/39 ............... USD 15 $ 14,971
Series 2024-IGLG, Class F, 8.49%,
11/09/39 ............... 13 12,907
Series 2025-BHR5, Class A, (1-mo.
CME Term SOFR at 1.69% Floor
+ 1.69%), 6.01%, 03/15/40 ... 24 24,000
JW Commercial Mortgage Trust
(a)(b)
Series 2024-MRCO, Class A, (1-mo.
CME Term SOFR at 1.62% Floor
+ 1.62%), 5.93%, 06/15/39 ... 10 10,006
Series 2024-MRCO, Class D, (1-mo.
CME Term SOFR at 3.19% Floor
+ 3.19%), 7.50%, 06/15/39 ... 10 9,958
KSL Commercial Mortgage Trust,
Series 2024-HT2, Class A, (1-mo.
CME Term SOFR at 1.54% Floor +
1.54%), 5.85%, 12/15/39
(a) (b)
.... 20 19,961
LBA Trust
(a)(b)
Series 2024-7IND, Class A, (1-mo.
CME Term SOFR at 1.44% Floor
+ 1.44%), 5.75%, 10/15/41 ... 10 10,010
Series 2024-BOLT, Class F, (1-mo.
CME Term SOFR at 4.44% Floor
+ 4.44%), 8.75%, 06/15/39 ... 10 9,947
MCR Mortgage Trust
(a)
Series 2024-HTL, Class C, (1-mo.
CME Term SOFR at 3.11% Floor
+ 3.11%), 7.42%, 02/15/37
(b)
.. 40 40,247
Series 2024-TWA, Class A, 5.92%,
06/12/39 ............... 13 13,157
Series 2024-TWA, Class E, 8.73%,
06/12/39 ............... 10 10,113
MIC Trust (The), Series 2023, Class A,
8.73%, 12/05/38
(a) (b)
.......... 10 10,904
Morgan Stanley Capital I Trust
(a)(b)
Series 2017-ASHF, Class G, (1-mo.
CME Term SOFR at 6.90% Floor
+ 7.20%), 11.51%, 11/15/34 .. 10 9,391
Series 2024-NSTB, Class A, 3.90%,
09/24/57 ............... 10 9,434
One New York Plaza Trust
(a)(b)
Series 2020-1NYP, Class A, (1-mo.
CME Term SOFR at 0.95% Floor
+ 1.06%), 5.38%, 01/15/36 ... 21 20,411
Series 2020-1NYP, Class AJ, (1-mo.
CME Term SOFR at 1.25% Floor
+ 1.36%), 5.68%, 01/15/36 ... 20 19,292
ORL Trust, Series 2024-GLKS, Class A,
(1-mo. CME Term SOFR at 1.49%
Floor + 1.49%), 5.80%, 12/15/39
(a) (b)
45 44,986
PGA Trust, Series 2024-RSR2, Class A,
(1-mo. CME Term SOFR at 1.89%
Floor + 1.89%), 6.20%, 06/15/39
(a) (b)
10 10,016
SUMIT Mortgage Trust, Series 2022-
BVUE, Class D, 2.99%, 02/12/41
(a) (b)
40 31,274
TTAN MHC
(a)(b)
Series 2021-MHC, Class E, (1-mo.
CME Term SOFR at 2.40% Floor
+ 2.51%), 6.83%, 03/15/38 ... 38 38,476
Series 2021-MHC, Class F, (1-mo.
CME Term SOFR at 2.90% Floor
+ 3.01%), 7.33%, 03/15/38 ... 8 7,698
VEGAS, Series 2024-GCS, Class C,
6.42%, 07/10/36
(a) (b)
.......... 12 11,819
Security
Par (000)
Par (000) Value
United States (continued)
VEGAS Trust, Series 2024-GCS, Class
D, 6.42%, 07/10/36
(a) (b)
........ USD 44 $ 41,535
Velocity Commercial Capital Loan
Trust, Series 2021-4, Class M4,
4.48%, 12/26/51
(a) (b)
.......... 395 321,280
Wells Fargo Commercial Mortgage
Trust
(a)
Series 2024-BPRC, Class B, 6.22%,
07/15/43 ............... 10 10,282
Series 2024-BPRC, Class C, 6.43%,
07/15/43 ............... 10 10,056
2,708,931
Interest Only Commercial Mortgage-Backed Securities — 0.0%
United States — 0.0%
BMO Mortgage Trust, Series 2023-C5,
Class XA, 0.94%, 06/15/56
(b)
.... 198 9,235
MCR Mortgage Trust, Series 2024-
TWA, Class XA, 0.92%, 06/12/39
(a)
37 461
Wells Fargo Commercial Mortgage
Trust, Series 2024-BPRC, Class X,
0.31%, 07/15/43
(a) (b)
.......... 78 708
10,404
Total Non-Agency Mortgage-Backed Securities — 7.9%
(Cost: $ 3,689,760 ) .............................. 3,582,786
U.S. Government Sponsored Agency Securities
Collateralized Mortgage Obligations — 1.0%
Federal Home Loan Mortgage Corp.
Variable Rate Notes
(b)
Series 5513 , Class FD , (SOFR
30 day Average at 1.35%
Floor and 6.50% Cap +
1.35%), 5.66% , 01/25/55 .. 129 128,942
Series 5516 , Class FC , (SOFR
30 day Average at 1.40%
Floor and 6.50% Cap +
1.40%), 5.71% , 03/25/55 .. 304 305,140
434,082
Commercial Mortgage-Backed Securities — 0.1%
(b)
Federal Home Loan Mortgage
Corp. Variable Rate Notes ,
Series 2018-W5FX , Class CFX ,
3.79% , 04/25/28
(a)
........... 50 46,149
Federal National Mortgage Association
Variable Rate Notes , Series 2024-
P015 , Class A1 , 4.45% , 11/25/32 . 6 5,853
Government National Mortgage
Association Variable Rate Notes ,
Series 2023-50 , Class AC ,
3.25% , 09/16/63 ............ 3 2,639
54,641
Interest Only Collateralized Mortgage Obligations — 0.1%
Government National Mortgage
Association
Series 2021-58 , Class IY ,
3.00% , 02/20/51 ........ 60 10,078
Series 2021-78 , Class IP ,
3.00% , 05/20/51 ........ 63 10,715
Series 2021-97 , Class LI ,
3.00% , 08/20/50 ........ 54 8,991

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Sustainable Total Return Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Interest Only Collateralized Mortgage Obligations (continued)
Series 2022-78 , Class D ,
3.00% , 08/20/51 ........ USD 132 $ 22,511
Series 2022-85 , Class IK ,
3.00% , 05/20/51 ........ 70 12,019
Mortgage-Backed Securities — 51.6%
Federal National Mortgage Association
5.81% , 06/01/31 .......... 13 13,478
3.00% , 12/01/50 .......... 554 490,245
Government National Mortgage
Association
2.00% , 08/20/50 - 11/20/50 ... 93 76,027
2.50% , 10/20/51 - 12/20/51 ... 78 66,209
3.00% , 03/20/52 .......... 253 222,836
3.50% , 03/20/52 .......... 52 46,982
4.00% , 03/20/52 .......... 13 11,697
2.00% , 07/15/55
(f)
......... 395 321,609
2.50% , 07/15/55
(f)
......... 401 340,625
3.00% , 07/15/55
(f)
......... 115 101,701
3.50% , 07/15/55 - 08/15/55
(f)
.. 320 290,444
4.00% , 07/15/55
(f)
......... 196 182,206
4.50% , 07/15/55
(f)
......... 211 201,939
5.00% , 07/15/55
(f)
......... 272 267,144
5.50% , 07/15/55
(f)
......... 4,304 4,309,648
6.00% , 07/15/55
(f)
......... 167 169,439
6.50% , 07/15/55
(f)
......... 98 100,600
Uniform Mortgage-Backed Securities
1.50% , 07/25/40
(f)
......... 293 260,313
2.00% , 07/25/40 - 07/25/55
(f)
.. 361 327,961
2.50% , 07/25/40
(f)
......... 141 131,618
3.00% , 07/25/40 - 07/25/55
(f)
.. 163 148,080
3.50% , 07/25/40 - 08/25/55
(f)
.. 227 206,054
4.00% , 07/25/40 - 07/25/55
(f)
.. 25 24,160
4.50% , 07/25/40 - 07/25/55
(f)
.. 649 623,354
4.00% , 09/01/47 - 04/01/52 ... 942 884,138
4.50% , 06/01/50 .......... 193 187,151
1.50% , 06/01/51 .......... 302 227,415
2.00% , 10/01/51 - 11/01/51 ... 2,428 1,928,191
2.50% , 11/01/51 - 12/01/51 ... 2,615 2,184,511
3.00% , 11/01/51 .......... 239 211,695
3.50% , 11/01/51 .......... 853 789,965
5.00% , 04/01/53 - 10/01/53 ... 670 658,494
5.50% , 09/01/53 - 08/01/54 ... 1,182 1,183,050
6.00% , 09/01/53 .......... 259 263,101
6.50% , 10/01/53 - 11/01/53 ... 217 224,961
5.00% , 07/25/55
(f)
......... 564 552,664
5.50% , 07/25/55
(f)
......... 1,067 1,066,756
6.00% , 07/25/55
(f)
......... 3,696 3,755,590
6.50% , 07/25/55 - 08/25/55
(f)
.. 289 298,183
23,350,234
Total U.S. Government Sponsored Agency Securities
—
52 .8%
(Cost: $ 24,822,212 ) .............................. 23,903,271
U.S. Treasury Obligations
U.S. Treasury Bonds
1.13% , 05/15/40 - 08/15/40 ..... 254 157,088
1.38% , 11/15/40 - 08/15/50 ..... 209 121,338
4.25% , 11/15/40
(g)
........... 109 104,487
1.88% , 02/15/41 - 11/15/51 ..... 166 104,799
4.38% , 05/15/41 ............ 24 22,774
1.75% , 08/15/41 ............ 127 84,316
3.75% , 08/15/41 - 11/15/43 ..... 119 105,106
3.00% , 05/15/42 - 08/15/52 ..... 463 349,238
3.88% , 02/15/43 ............ 238 212,689
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
3.63% , 08/15/43 - 02/15/53 ..... USD 69 $ 58,909
4.75% , 11/15/43 - 05/15/55 ..... 550 547,012
4.13% , 08/15/44 - 08/15/53 ..... 436 399,050
4.63% , 11/15/44 - 02/15/55 ..... 219 213,719
2.75% , 11/15/47 ............ 180 127,997
3.13% , 05/15/48 ............ 82 62,214
2.88% , 05/15/49 - 05/15/52 ..... 263 187,829
2.25% , 08/15/49 - 02/15/52 ..... 132 81,647
1.63% , 11/15/50 ............ 100 52,473
2.38% , 05/15/51 ............ 114 72,224
2.00% , 08/15/51 ............ 124 71,201
4.00% , 11/15/52 ............ 1 875
U.S. Treasury Notes
4.63% , 03/15/26 - 05/31/31 ..... 218 218,837
4.88% , 04/30/26 - 10/31/30 ..... 221 222,266
0.63% , 07/31/26 ............ 271 261,634
0.88% , 09/30/26 ............ 52 50,091
1.13% , 10/31/26 ............ 38 36,645
4.38% , 12/15/26 - 05/15/34 ..... 377 382,713
4.00% , 01/15/27 - 02/15/34 ..... 744 745,176
1.50% , 01/31/27 ............ 4 3,858
4.13% , 01/31/27 - 11/15/32 ..... 446 448,087
1.88% , 02/28/27 - 02/28/29 ..... 135 130,785
4.25% , 03/15/27 - 05/15/35 ..... 1,087 1,089,254
4.50% , 04/15/27 - 12/31/31 ..... 457 464,495
0.50% , 04/30/27 - 08/31/27 ..... 495 464,167
3.75% , 04/30/27 - 05/15/28 ..... 618 618,662
3.88% , 05/31/27 - 04/30/30 ..... 271 271,969
0.38% , 09/30/27 ............ 60 55,711
1.25% , 03/31/28 - 09/30/28 ..... 384 357,386
1.75% , 01/31/29 ............ 7 6,540
2.88% , 04/30/29 ............ 29 28,115
3.50% , 01/31/30 ............ 1 791
2.75% , 08/15/32 ............ 287 264,481
3.38% , 05/15/33 ............ 6 5,719
Total U.S. Treasury Obligations — 20.5%
(Cost: $ 9,660,909 ) .............................. 9,264,367
Total Long-Term Investments — 126 .1%
(Cost: $ 58,468,998 ) .............................. 57,100,767
Shares
Shares
Short-Term Securities
Money Market Funds — 3.1%
BlackRock Liquidity Funds, T-Fund,
Institutional Class , 4.20%
(h) (i)
.... 1,413,568 1,413,568
Total Short-Term Securities — 3 .1%
(Cost: $ 1,413,568 ) .............................. 1,413,568
Total Options Purchased — 0 .1%
(Cost: $ 66,591 ) ................................ 64,463
Total Investments Before Options Written and TBA Sale
Commitments — 129.3%
(Cost: $ 59,949,157 ) .............................. 58,578,798
Total Options Written — (0.0) %
(Premiums Received — $ (17,167) ) ................... (6,107)

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Sustainable Total Return Fund

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Security
Par (000)
Pa r (000) Value
TBA Sale Commitments
(f)
Government National Mortgage
Association , 3.50% , 07/15/55 .... USD (100) $ (90,903)
Uniform Mortgage-Backed Securities
2.00% , 07/25/55 ............ (339) (268,280)
2.50% , 07/25/55 ............ (1,083) (897,858)
3.50% , 07/25/55 ............ (258) (232,253)
4.00% , 07/25/55 ............ (395) (367,242)
4.50% , 07/25/55 - 08/25/55 ..... (1,456) (1,392,331)
5.00% , 07/25/55 ............ (325) (318,468)
5.50% , 07/25/55 ............ (820) (819,812)
Security
Par (000)
Par (000) Value
TBA Sale Commitments
(f)
(continued)
6.00% , 07/25/55 ............ USD (369) $ (374,949)
6.50% , 07/25/55 ............ (140) (144,547)
3.00% , 08/25/55 ............ (200) (172,997)
Total TBA Sale Commitments — ( 11 .2 ) %
(Proceeds: $ (5,012,638) ) .......................... (5,079,640)
Total Investments Net of Options Written and TBA Sale
Commitments — 118 .1%
(Cost: $ 54,919,352 ) .............................. 53,493,051
Liabilities in Excess of Other Assets — (18.1) % ........... (8,210,102)
Net Assets — 100.0% .............................. $ 45,282,949
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)
Rounds to less than 1,000.
(f)
Represents or includes a TBA transaction.
(g)
All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(h)
Affiliate of the Fund.
(i)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
09/30/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/25
Shares
Held at
06/30/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class . $ 1,415,929 $ — $ (2,361)
(a)
$ — $ — $ 1,413,568 1,413,568 $ 49,364 $ —
iShares J.P. Morgan USD
Emerging Markets Bond
ETF
(b)
.............. 345,778 — (338,316) (3,915) (3,547) — — 1,424 —
$ (3,915) $ (3,547) $ 1,413,568 $ 50,788 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
As of period end, the entity is no longer held.

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Sustainable Total Return Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
U.S. Treasury 10-Year Note ................................................... 3 09/19/25 $ 336 $ 2,042
U.S. Treasury Long Bond ..................................................... 10 09/19/25 1,153 28,861
U.S. Treasury 2-Year Note .................................................... 51 09/30/25 10,610 37,764
U.S. Treasury 5-Year Note .................................................... 38 09/30/25 4,143 43,422
3-mo. SOFR ............................................................. 27 03/17/26 6,503 4,495
116,584
Short Contracts
Euro-Bobl ............................................................... 1 09/08/25 139 221
Euro-Bund .............................................................. 4 09/08/25 613 3,470
Euro-Buxl ............................................................... 1 09/08/25 140 1,800
Euro-Schatz ............................................................. 3 09/08/25 379 479
Australia 10-Year Bond ...................................................... 2 09/15/25 151 (1,442)
U.S. Treasury 10-Year Ultra Note ............................................... 37 09/19/25 4,227 (86,154)
U.S. Treasury Ultra Bond ..................................................... 1 09/19/25 119 (1,346)
(82,972)
$ 33,612
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
BRL 521,280 USD 91,985 Barclays Bank plc 09/17/25 $ 2,098
BRL 63,291 USD 11,200 Citibank NA 09/17/25 223
GBP 138,000 USD 189,046 State Street Bank and Trust Co. 09/17/25 475
MXN 860,339 USD 45,000 Deutsche Bank AG 09/17/25 470
MXN 856,935 USD 45,000 Goldman Sachs International 09/17/25 289
USD 53,738 COP 220,983,000 JPMorgan Chase Bank NA 09/17/25 230
USD 167,626 JPY 23,817,460 JPMorgan Chase Bank NA 09/17/25 764
4,549
USD 176,658 BRL 1,001,119 Barclays Bank plc 09/17/25 (4,026)
USD 15,215 BRL 86,000 JPMorgan Chase Bank NA 09/17/25 (306)
USD 20,271 COP 85,305,559 JPMorgan Chase Bank NA 09/17/25 (385)
USD 935,346 EUR 803,700 Deutsche Bank AG 09/17/25 (16,313)
USD 2,220,877 EUR 1,903,000 State Street Bank and Trust Co. 09/17/25 (32,458)
USD 214,989 GBP 158,100 Morgan Stanley & Co. International plc 09/17/25 (2,136)
(55,624)
$ (51,075)
OTC Barrier Options Purchased
Description Type of Option Counterparty
Expiration
Date
Exercise
Price
Barrier
Price/Range
Notional
Amount (000) Value
Put
USD Currency ............... Up and In Barclays Bank plc 11/20/25 JPY 150.00 JPY 155.00 USD 473 $ 712
$ –

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Sustainable Total Return Fund

OTC Currency Options Purchased
Description Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
USD Currency ........................... Morgan Stanley & Co. International plc 08/14/25 MXN 19.10 USD 666 $ 14,919
$ —
OTC Interest Rate Swaptions Purchased
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.34% Annual Deutsche Bank AG 01/13/27 4 .34 % USD 80 $ 5,094
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.35% Annual Deutsche Bank AG 01/13/27 4 .35 USD 80 5,140
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.00% Annual BNP Paribas SA 03/29/27 4 .00 USD 50 2,329
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.93% Annual
Morgan Stanley & Co.
International plc 03/29/27 3 .93 USD 114 4,977
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.05% Annual Citibank NA 04/12/27 4 .05 USD 46 2,228
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.01% Annual Deutsche Bank AG 04/14/27 4 .01 USD 23 1,078
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.00% Annual
Goldman Sachs
International 06/04/27 4 .00 USD 188 8,822
29,668
Put
30-Year Interest Rate Swap
(a)
4.35% Annual 1-day SOFR Annual
Goldman Sachs
International 08/13/25 4 .35 USD 641 1,305
10-Year Interest Rate Swap
(a)
4.35% Annual 1-day SOFR Annual Deutsche Bank AG 01/13/27 4 .35 USD 80 1,635
10-Year Interest Rate Swap
(a)
4.34% Annual 1-day SOFR Annual Deutsche Bank AG 01/13/27 4 .34 USD 80 1,653
10-Year Interest Rate Swap
(a)
4.00% Annual 1-day SOFR Annual BNP Paribas SA 03/29/27 4 .00 USD 50 1,638
10-Year Interest Rate Swap
(a)
3.93% Annual 1-day SOFR Annual
Morgan Stanley & Co.
International plc 03/29/27 3 .93 USD 114 4,021
10-Year Interest Rate Swap
(a)
4.05% Annual 1-day SOFR Annual Citibank NA 04/12/27 4 .05 USD 46 1,457
10-Year Interest Rate Swap
(a)
4.01% Annual 1-day SOFR Annual Deutsche Bank AG 04/14/27 4 .01 USD 23 760
10-Year Interest Rate Swap
(a)
4.00% Annual 1-day SOFR Annual
Goldman Sachs
International 06/04/27 4 .00 USD 188 6,695
19,164
$ 48,832
(a)
Forward settling swaption.
Exchange-Traded Options Written
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
3-mo. SOFR ................................ 18 10/10/25 USD 96.00 USD 4,500 $ (2,025)
OTC Currency Options Written
Description Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
USD Currency ............................. Morgan Stanley & Co. International plc 08/14/25 MXN 18.50 USD 666 $ (3,582)

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Sustainable Total Return Fund

OTC Interest Rate Swaptions Written
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Put
5-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.03% Annual
Goldman Sachs
International 08/13/25 4 .03 % USD 2,470 $ (500)
(a)
Forward settling swaption.
Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American
High Yield Index Series
44.V1 ........... 5 .00 % Quarterly 06/20/30 B+ USD 1,914 $ 146,905 $ 92,608 $ 54,297
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day EFFR At Termination 4.27% At Termination 07/30/25
(a)
09/17/25 USD 34,088 $ 120 $ — $ 120
1-day EFFR At Termination 4.29% At Termination 07/30/25
(a)
09/17/25 USD 17,042 405 — 405
1-day EFFR At Termination 4.31% At Termination 07/30/25
(a)
09/17/25 USD 17,313 866 — 866
1-day EFFR At Termination 4.31% At Termination 07/30/25
(a)
09/17/25 USD 17,219 885 — 885
1-day SOFR At Termination 3.80% At Termination N/A 05/16/26 USD 795 (1,538) — (1,538)
1-day SOFR At Termination 3.90% At Termination N/A 05/16/26 USD 611 (581) — (581)
3.81% At Termination 1-day SOFR At Termination N/A 05/16/26 USD 611 1,099 384 715
3.79% At Termination 1-day SOFR At Termination N/A 05/16/26 USD 795 1,588 — 1,588
1.00% At Termination 1-day TONAR At Termination 03/12/26
(a)
03/12/27 JPY 58,105 (809) — (809)
1.03% At Termination 1-day TONAR At Termination 03/12/26
(a)
03/12/27 JPY 142,194 (2,261) — (2,261)
1.02% At Termination 1-day TONAR At Termination 03/12/26
(a)
03/12/27 JPY 131,730 (2,022) — (2,022)
0.69% At Termination 1-day TONAR At Termination 04/21/26
(a)
04/21/27 JPY 56,377 506 — 506
0.68% At Termination 1-day TONAR At Termination 04/21/26
(a)
04/21/27 JPY 55,726 506 — 506
0.70% At Termination 1-day TONAR At Termination 05/11/26
(a)
05/11/27 JPY 44,501 388 — 388
2.49% Annual 6-mo. EURIBOR Semi-Annual N/A 02/19/54 EUR 90 5,994 — 5,994
2.51% Annual 6-mo. EURIBOR Semi-Annual N/A 02/20/54 EUR 90 5,660 — 5,660
2.51% Annual 6-mo. EURIBOR Semi-Annual N/A 02/20/54 EUR 126 7,690 — 7,690
2.51% Annual 6-mo. EURIBOR Semi-Annual N/A 03/01/54 EUR 45 2,755 — 2,755
2.46% Annual 6-mo. EURIBOR Semi-Annual N/A 03/22/54 EUR 19 1,419 — 1,419
6-mo. EURIBOR Semi-Annual 2.47% Annual N/A 04/22/54 EUR 10 (715) (5) (710)
2.54% Annual 6-mo. EURIBOR Semi-Annual N/A 04/22/54 EUR 73 3,871 (147) 4,018
2.43% Annual 6-mo. EURIBOR Semi-Annual N/A 06/19/54 EUR 19 1,525 — 1,525
2.43% Annual 6-mo. EURIBOR Semi-Annual N/A 06/20/54 EUR 17 1,364 — 1,364
6-mo. EURIBOR Semi-Annual 2.44% Annual N/A 06/24/54 EUR 11 (849) — (849)
6-mo. EURIBOR Semi-Annual 2.47% Annual N/A 07/04/54 EUR 57 (3,166) (1,190) (1,976)
6-mo. EURIBOR Semi-Annual 2.26% Annual N/A 10/22/54 EUR 10 (1,077) (49) (1,028)
6-mo. EURIBOR Semi-Annual 2.18% Annual N/A 11/07/54 EUR 16 (2,020) — (2,020)
2.03% Annual 6-mo. EURIBOR Semi-Annual N/A 03/25/55 EUR 17 3,036 1,687 1,349
2.62% Annual 6-mo. EURIBOR Semi-Annual N/A 06/03/55 EUR 36 1,244 (21) 1,265

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Sustainable Total Return Fund

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
2.64% Annual 6-mo. EURIBOR Semi-Annual N/A 06/10/55 EUR 21 $ 628 $ 7 $ 621
$ 26,511 $ 666 $ 25,845
(a)
Forward swap.
Centrally Cleared Inflation Swap s
Paid by the Fund Received by the Fund
Reference Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
2.69% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 04/15/28 USD 72 $ 117 $ 10 $ 107
2.69% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 04/15/28 USD 72 103 8 95
2.73% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 04/15/28 USD 150 (111) — (111)
2.79% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 04/15/28 USD 143 (505) — (505)
2.83% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 04/15/28 USD 143 (827) — (827)
2.83% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 04/15/28 USD 99 (563) — (563)
2.84% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 04/15/28 USD 71 (416) — (416)
2.84% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 04/15/28 USD 72 (423) — (423)
2.87% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 04/15/28 USD 143 (1,086) — (1,086)
2.53% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 04/15/29 USD 57 94 (10) 104
2.54% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 04/15/29 USD 57 80 (8) 88
2.56% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 04/15/29 USD 120 22 — 22
2.64% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 04/15/29 USD 114 (421) — (421)
2.65% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 04/15/29 USD 76 (308) — (308)
2.67% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 04/15/29 USD 75 (382) — (382)
2.68% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 04/15/29 USD 57 (330) — (330)
2.69% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 04/15/29 USD 114 (681) — (681)
2.69% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 04/15/29 USD 58 (339) — (339)
2.72% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 04/15/29 USD 114 (881) — (881)
2.43% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 04/15/30 USD 132 169 — 169
2.43% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 04/15/30 USD 65 80 — 80
$ (6,608) $ — $ (6,608)

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Sustainable Total Return Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day EFFR ......................................... Effective Federal Funds Rate 4 .33%
1-day SOFR ......................................... Secured Overnight Financing Rate 4 .32
1-day TONAR ........................................ Tokyo Overnight Average Rate 0 .48
6-mo. EURIBOR ...................................... Euro Interbank Offered Rate 2 .05
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities ................................... $ — $ 4,697,218 $ — $ 4,697,218
Corporate Bonds ........................................ — 13,349,013 — 13,349,013
Foreign Agency Obligations ................................. — 504,172 — 504,172
Foreign Government Obligations .............................. — 1,566,099 — 1,566,099
Municipal Bonds ......................................... — 233,841 — 233,841
Non-Agency Mortgage-Backed Securities ........................ — 3,582,786 — 3,582,786
U.S. Government Sponsored Agency Securities .................... — 23,903,271 — 23,903,271
U.S. Treasury Obligations ................................... — 9,264,367 — 9,264,367
Short-Term Securities
Money Market Funds ...................................... 1,413,568 — — 1,413,568
Options Purchased
Foreign currency exchange contracts ........................... — 15,631 — 15,631
Interest rate contracts ...................................... — 48,832 — 48,832
Liabilities
Investments
TBA Sale Commitments .................................... — (5,079,640) — (5,079,640)
$ 1,413,568 $ 52,085,590 $ — $ 53,499,158
Derivative Financial Instruments
(a)
Assets
Credit contracts ........................................... $ — $ 54,297 $ — $ 54,297
Foreign currency exchange contracts ............................ — 4,549 — 4,549
Interest rate contracts ....................................... 122,554 39,639 — 162,193
Other contracts ........................................... — 665 — 665
Liabilities
Foreign currency exchange contracts ............................ — (59,206) — (59,206)
Interest rate contracts ....................................... (90,967) (14,294) — (105,261)

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Sustainable Total Return Fund

Level 1 Level 2 Level 3 Total
Other contracts ........................................... $ — $ (7,273) $ — $ (7,273)
$ 31,587 $ 18,377 $ — $ 49,964
(a)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.
Currency Abbreviation
BRL Brazilian Real
CAD Canadian Dollar
COP Colombian Peso
EUR Euro
GBP British Pound
JPY Japanese Yen
MXN Mexican Peso
USD United States Dollar
Portfolio Abbreviation
CLO Collateralized Loan Obligation
DAC Designated Activity Company
EFFR Effective Federal Funds Rate
ETF Exchange-Traded Fund
EURIBOR Euro Interbank Offered Rate
GO General Obligation Bonds
MSCI Morgan Stanley Capital International
OTC Over-the-counter
RB Revenue Bonds
REIT Real Estate Investment Trust
SOFR Secured Overnight Financing Rate
TBA To-be-announced
TONAR Tokyo Overnight Average Rate
Fair Value Hierarchy as of Period End (continued)